ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
ACQUIRED INTANGIBLE ASSETS, NET
9.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2010				2011
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(15,355)	(29,057)	44,823	89,235	(17,319)	(29,057)	42,859
Operating platforms used to provide online education services	759	(662)	-	97	759	(711)	-	48
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(327)	-	29	356	(339)	-	17
Exclusive Partnership with universities	18,916	(7,882)	-	11,034	20,876	(9,304)	-	11,572
Operational right of private school	4,464	(1,516)	-	2,948	4,464	(1,769)	-	2,695
Partnership with local institutes	2,380	(55)	-	2,325	2,380	(387)	-	1,993
Reacquired right to use trademark	300	(23)	-	277	300	(162)	-	138

Total intangible assets with definite lives	131,741	(41,151)	(29,057)	61,533	133,701	(45,322)	(29,057)	59,322
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	136,057	(41,151)	(29,057)	65,849	138,017	(45,322)	(29,057)	63,638

Amortization expenses were RMB5,237, RMB4,432 and RMB4,171 for the years ended December 31, 2009, 2010 and 2011, respectively. Amortization expenses for the next five years are as follows:

Years ending December 31,	RMB

2012	3,934
2013	3,652
2014	3,499
2015	3,499
2016	3,350